Investments - Schedule of Investment Securities in a Continuous Unrealized Loss Position (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Fair Value
Less than 12 Months	$ 15.6	$ 10.4
Unrealized Losses
Less than 12 Months	(2.0)	(1.9)
Corporate debt securities
Fair Value
Less than 12 Months	15.6	10.4
Unrealized Losses
Less than 12 Months	$ (2.0)	$ (1.9)